IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Impairment

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2022
Impact of transfers between stages	(23)	573	357	–	907
Other changes in credit quality	(284)	90	663	78	547
Additions and repayments	114	97	(91)	(58)	62
Methodology and model changes	2	11	(47)	(29)	(63)
Other items	–	–	(1)	–	(1)
	(168)	198	524	(9)	545
Total impairment charge (credit)	(191)	771	881	(9)	1,452

In respect of:
Loans and advances to banks	9	–	–	–	9
Loans and advances to customers	(232)	679	882	(9)	1,320
Debt securities	6	–	–	–	6
Financial assets at amortised cost	(217)	679	882	(9)	1,335
Impairment charge (credit) on drawn balances	(217)	679	882	(9)	1,335
Loan commitments and financial guarantees	20	92	(1)	–	111
Financial assets at fair value through other comprehensive income	6	–	–	–	6
Total impairment charge (credit)	(191)	771	881	(9)	1,452

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2021
Impact of transfers between stages	74	(474)	339	–	(61)
Other changes in credit quality	(313)	(307)	252	(48)	(416)
Additions and repayments	(231)	(379)	(97)	(87)	(794)
Methodology and model changes	(63)	15	6	–	(42)
Other items	2	4	(11)	–	(5)
	(605)	(667)	150	(135)	(1,257)
Total impairment (credit) charge	(531)	(1,141)	489	(135)	(1,318)

In respect of:
Loans and advances to banks	(4)	–	–	–	(4)
Loans and advances to customers	(436)	(1,008)	498	(135)	(1,081)
Financial assets at amortised cost	(440)	(1,008)	498	(135)	(1,085)
Impairment (credit) charge on drawn balances	(440)	(1,008)	498	(135)	(1,085)
Loan commitments and financial guarantees	(89)	(133)	(9)	–	(231)
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Total impairment (credit) charge	(531)	(1,141)	489	(135)	(1,318)

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2020
Impact of transfers between stages	(168)	925	699	–	1,456
Other changes in credit quality	909	6	1,164	167	2,246
Additions and repayments	77	173	(52)	(30)	168
Methodology and model changes	(31)	170	26	–	165
Other items	–	–	25	–	25
	955	349	1,163	137	2,604
Total impairment charge	787	1,274	1,862	137	4,060

In respect of:
Loans and advances to banks	4	–	–	–	4
Loans and advances to customers	678	1,130	1,853	137	3,798
Financial assets at amortised cost	682	1,130	1,853	137	3,802
Impairment charge on drawn balances	682	1,130	1,853	137	3,802
Loan commitments and financial guarantees	100	144	9	–	253
Financial assets at fair value through other comprehensive income	5	–	–	–	5
Total impairment charge	787	1,274	1,862	137	4,060
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	9	–	–	–	9
Loans and advances to customers	678	1,792	1,752	253	4,475
Debt securities	7	–	1	–	8
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–
Financial assets at amortised cost	694	1,792	1,753	253	4,492
Provisions in relation to loan commitments and financial guarantees	122	178	4	–	304
Total	816	1,970	1,757	253	4,796
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	–	–	–	9
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	–	–	–	–	–
Loans and advances to customers	909	1,112	1,573	210	3,804
Debt securities	1	–	1	–	2
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–
Financial assets at amortised cost	910	1,112	1,574	210	3,806
Provisions in relation to loan commitments and financial guarantees	103	86	5	–	194
Total	1,013	1,198	1,579	210	4,000
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	–	–	–	3